Goodwill and Intangible Assets - Schedule of Intangible Asset Balances (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 1,007,833	$ 1,002,733	$ 1,023,151
Total intangible assets, gross	1,008,455	1,003,355
Accumulated amortization	(476,398)	(444,960)	(320,198)
Finite-lived intangible assets	531,435	557,773	702,953
Indefinite-lived intangible assets	622	622	273
Total intangible assets, net	532,057	558,395	703,226
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	967,653	962,842	978,776
Accumulated amortization	(460,040)	(430,803)
Finite-lived intangible assets	$ 507,613	$ 532,039
Estimated useful lives of intangible asset	10 years	10 years
2GIG 2.0 technology [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 17,000	$ 17,000	17,000
Accumulated amortization	(7,918)	(7,064)
Finite-lived intangible assets	$ 9,082	$ 9,936
Estimated useful lives of intangible asset	8 years	8 years
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 7,813	$ 7,524	6,518
Accumulated amortization	(2,502)	(2,094)
Finite-lived intangible assets	$ 5,311	$ 5,430
Estimated useful lives of intangible asset	5 years	5 years
Space Monkey Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 7,100	$ 7,100	7,100
Accumulated amortization	(1,138)	(761)
Finite-lived intangible assets	$ 5,962	$ 6,339
Estimated useful lives of intangible asset	6 years	6 years
CMS and Other Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 7,067	$ 7,067	7,067
Accumulated amortization	(3,850)	(3,438)
Finite-lived intangible assets	$ 3,217	$ 3,629
Estimated useful lives of intangible asset	5 years	5 years
Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 1,200	$ 1,200	2,000
Accumulated amortization	(950)	(800)
Finite-lived intangible assets	$ 250	$ 400
Wireless Internet Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross			4,690
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	2 years	2 years
Minimum [Member] | Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	2 years	2 years
Minimum [Member] | Wireless Internet Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset		2 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	10 years	10 years
Maximum [Member] | Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	3 years	3 years
Maximum [Member] | Wireless Internet Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset		3 years
IP Addresses [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 564	$ 564	214
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 58	$ 58	$ 59